Note 4 - Accounting Policies and Recently Adopted Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Significant Accounting Policies [Text Block]

Note 4 – Summary of Significant Accounting Policies

Principles of Consolidation

The interim unaudited condensed consolidated financial statements are prepared in accordance with U.S. GAAP and include accounts of Windtree Therapeutics, Inc. and its wholly owned subsidiaries, WINT Real Estate, LLC; CVie Investments Limited and its wholly owned subsidiary, CVie Therapeutics Limited; and a presently inactive subsidiary, Discovery Laboratories, Inc. (formerly known as Acute Therapeutics, Inc.).

Intangible Assets

We record acquired intangible assets based on estimated fair value. The identifiable intangible assets resulting from the CVie Therapeutics acquisition in December 2018 relate to in-process research and development, or IPR&D, of istaroxime and rostafuroxin. The IPR&D assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not amortized but reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may be impaired. During the three and six months ended June 30, 2025, no events or changes in circumstances occurred indicating that our IPR&D intangible assets were more likely than not impaired.

The following table represents identifiable intangible assets as of June 30, 2025 and December 31, 2024:

	June 30,	December 31,
(in thousands)	2025	2024

Istaroxime drug candidate	$22,340	$22,340
Rostafuroxin drug candidate	1,790	1,790
Intangible assets	$24,130	$24,130

Convertible Debt and Equity Instruments

We review the terms of convertible debt and equity instruments to determine whether there are conversion features or embedded derivative instruments including embedded conversion options that are required to be bifurcated and accounted for separately as derivative financial instruments under ASC Topic 815, Derivatives and Hedging.

In circumstances where the convertible instrument contains more than one embedded derivative instrument, including conversion options that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single compound instrument. Also, in connection with the sale of convertible debt and equity instruments, we may issue free standing warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity. When convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for separately, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of the bifurcated derivative instrument. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face amount. When we issue debt securities, which bear interest at rates that are lower than market rates, we recognize a discount, which is offset against the carrying value of the debt. Such discount from the face value of the debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to income.

Derivative Financial Instruments

Derivatives are recorded on the consolidated balance sheet at fair value. The conversion features of the convertible notes are embedded derivatives and are separately valued and accounted for on the consolidated balance sheet with changes in fair value recognized during the period of change as a separate component of other income (expense). Fair values for exchange-traded securities and derivatives are based on quoted market prices. The pricing model we use for determining the fair value of non-exchange traded derivatives is the Monte Carlo Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities.

Foreign Currency Transactions

The functional currency for our foreign subsidiaries is the U.S. Dollar. We remeasure monetary assets and liabilities that are not denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from the remeasurement of foreign currency transactions are recognized in other (expense) income, net. Foreign currency transactions resulted in a net loss of approximately $0.4 million and a net gain of $0.1 million for the three-month periods ended June 30, 2025 and 2024, respectively. Foreign currency transactions resulted in a net loss of approximately 0.5 million and a net gain of $0.3 million for the three-month periods ended June 30, 2025 and 2024, respectively.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including intangible assets, at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments, which potentially subject us to credit risk, consist principally of cash and cash equivalents. All cash and cash equivalents are held in U.S. financial institutions and money market funds. At times, we may maintain cash balances in excess of the federally insured amount of $250,000 per depositor, per insured bank, for each account ownership category. Although we currently believe that the financial institutions with whom we do business will be able to fulfill their commitments to us, there is no assurance that those institutions will be able to continue to do so. We have not experienced any credit losses associated with our balances in such accounts.

Research and Development

We account for research and development expense by the following categories: (a) direct clinical and preclinical development programs, (b) product development and manufacturing, and (c) clinical, medical, and regulatory operations. Research and development expense includes personnel, facilities, manufacturing and quality, pharmaceutical development, research, clinical, regulatory, and other preclinical and clinical activities. Research and development costs are charged to operations as incurred in accordance with Accounting Standards Codification, or ASC, Topic 730, Research and Development.

Warrant Accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC Topic 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, or ASC Topic 815, as either derivative liabilities or equity instruments depending on the specific terms of the warrant agreement.

Income Taxes

We account for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.

We use a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not assured.

Net Loss per Share Attributable to Common Stockholders

Net loss is adjusted for any deemed dividends to preferred stockholders to compute net loss attributable to common stockholders. Net loss is also adjusted for any impact to retained earnings related to the extinguishment of equity securities. The Series C preferred stock is a participating security. Accordingly, in any period in which we report net income attributable to common stockholders, basic earnings per share is computed using the “two-class” method. Under this method, net income is reduced by any dividends earned and the remaining earnings (undistributed earnings) are allocated to common stock and each series of participating securities to the extent that each participating security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to common stock is then divided by the number of outstanding shares to which the earnings are allocated to determine the earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net income per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus the effect of any other potentially dilutive securities outstanding for the period. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it assumes that the outstanding participating securities convert into common stock at the beginning of the period, or when issued if later. The Company reports the more dilutive of the approaches (two class or “if-converted”) as their diluted net income per share during the period.

For periods in which a net loss exists, basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities outstanding for the period.

As of June 30, 2025 and 2024, the number of shares of common stock potentially issuable upon the exercise of certain stock options and warrants, the vesting of restricted stock units, and the conversion of preferred stock and convertible notes payable was 23.8 million and 30,112 shares, respectively. For the three and six months ended June 30, 2025 and 2024, all potentially dilutive securities were anti-dilutive and therefore have been excluded from the computation of diluted weighted-average shares of common stock outstanding.

We do not have any components of other comprehensive (loss) income.

Segment and Geographic Information

Operating segments are defined as components of an enterprise for which separate and discrete financial information is available for evaluation by the chief operating decision-maker (the “CODM”) in deciding how to allocate resources and assess performance. The Company has one reportable segment primarily focused on the research and development of cardiovascular diseases. The Company’s CODM is the Chief Executive Officer who manages the Company’s operations on a consolidated basis for the purpose of making operating decisions, assessing financial performance, and allocating resources. When evaluating the Company’s financial performance, the CODM regularly reviews the details of research and development expenses, including program-related and unallocated costs, and general and administrative costs, as part of the overall review of the Company’s consolidated net loss and cash flows as compared to prior quarters and the Company’s operating budget. This financial information assists the CODM in his decision-making process to allocate resources based on the Company’s available cash resources, as well its forecasted expenditures. This information in conjunction with his assessment of the probability of the success of the Company’s research and development activities is used to plan the timing and size of future capital raises. The measure of segment assets is reported on the balance sheet as total consolidated assets. Other segment items included in consolidated net loss consist of gain on debt extinguishment, change in fair value of common stock warrant liability, loss on impairment of goodwill, interest income, interest expense, other income, net and income tax benefit (expense) which are reflected in the consolidated statements of operations.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update, or ASU, 2023-09, Income Taxes (ASC 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. The Company adopted this standard on January 1, 2025, which will expand our disclosures beginning with our annual consolidated financial statements for the year ended December 31, 2025. ASU 2023-09 is not expected to have an impact on the consolidated financial results of the Company.

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. The guidance in this ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and disclosures.

Note 4 – Accounting Policies and Recently Adopted Accounting Pronouncements

Principles of Consolidation

The consolidated financial statements are prepared in accordance with U.S. GAAP and include accounts of Windtree Therapeutics, Inc. and our wholly owned subsidiary, CVie Investments Limited and its wholly owned subsidiary, CVie Therapeutics Limited, or CVie Therapeutics, and a presently inactive subsidiary, Discovery Laboratories, Inc. (formerly known as Acute Therapeutics, Inc.).

Intangible Assets and Goodwill

We record acquired intangible assets and goodwill based on estimated fair value. The identifiable intangible assets resulting from the CVie Therapeutics acquisition in December 2018 relate to in-process research and development, or IPR&D, of istaroxime and rostafuroxin. The IPR&D assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not amortized but reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may be impaired.

When testing our indefinite-lived intangible assets and goodwill for impairment, we can elect to perform a qualitative assessment to determine if it is more likely than not that the fair values of our indefinite-lived intangible assets and our reporting unit are less than their respective carrying values. Such qualitative factors can include, among others, industry and market conditions, overall financial performance, and relevant entity-specific events. If we conclude based on our qualitative assessment that it is more likely than not that the fair value of our indefinite-lived intangible assets or reporting unit are less than their respective carrying values, we perform a quantitative assessment. When conducting our annual impairment test of indefinite-lived intangible assets as of December 1, 2024 and 2023, we elected to perform a quantitative assessment.

When performing the quantitative impairment assessment for our indefinite-lived IPR&D intangible assets, we estimate the fair values of the assets using the multi-period excess earnings method, or MPEEM. MPEEM is a variation of the income approach which estimates the fair value of an intangible asset based on the present value of the incremental after-tax cash flows attributable to the intangible asset. Significant factors considered in the calculation of IPR&D intangible assets include the risks inherent in the development process, including the likelihood of achieving commercial success and the cost and related time to complete the remaining development. Future cash flows for each project were estimated based on forecasted revenue and costs, taking into account the expected product life cycles, market penetration, and growth rates. Other significant estimates and assumptions inherent in this approach include (i) the amount and timing of the projected net cash flows associated with the IPR&D assets, (ii) the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and (iii) the tax rate, which considers geographic diversity of the projected cash flows. While we use the best available information to prepare our cash flows and discount rate assumptions, actual future cash flows could differ significantly based on the commercial success of the related drug candidates and market conditions which could result in future impairment charges related to our indefinite-lived intangible asset balances.

As part of our annual quantitative impairment assessment of indefinite-lived IPR&D intangible assets as of December 1, 2024, we reassessed certain assumptions related to our rostafuroxin drug candidate due to the continued difficulties in current macroeconomic conditions which have continued to make it more challenging to secure the funding needed to conduct the additional Phase 2 clinical trial and have therefore further delayed our intended development of rostafuroxin. As a result, we concluded that the fair value of the IPR&D related to our rostafuroxin drug candidate was less than its carrying value. We estimated the fair value of the asset using MPEEM and determined that the fair value as of December 1, 2024 was approximately $1.8 million. We then compared this fair value to the carrying value of approximately $2.9 million, and recorded a loss on impairment of intangible assets of $1.1 million related to the IPR&D of our rostafuroxin drug candidate. We also reassessed the assumptions related to the fair value of the IPR&D related to our istaroxime drug candidate. The estimated fair value exceeded the carrying value of that asset. As a result, no impairment charge was recognized related to the IPR&D of our istaroxime drug candidate.

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not amortized. It is reviewed for impairment at least annually or when events or changes in the business environment indicate that its carrying value may be impaired. Our company consists of one reporting unit. In order to perform the quantitative goodwill impairment test, we compare the estimated fair value of our reporting unit to its carrying value. If the fair value exceeds the carrying value, no further evaluation is required, and no impairment exists. If the carrying value exceeds the fair value, the difference between the carrying value and the fair value is recorded as an impairment loss, the amount of which may not exceed the total amount of goodwill. When performing a goodwill impairment assessment, we estimate the fair value of our reporting unit, including the use of the quoted market price and related market capitalization of our common stock, adjusted for an estimated control premium based on transactions completed by comparable companies.

In accordance with applicable accounting standards, we are required to review intangible assets and goodwill for impairment on an annual basis, or more frequently where there is an indication of impairment. Throughout the year, we consider whether any events or changes in the business environment have occurred which indicate that goodwill may be impaired. For example, a significant decline in the closing share price of our common stock and market capitalization may suggest that the fair value of our reporting unit has fallen below its carrying value, indicating that an interim goodwill impairment test is required. Accordingly, we monitor changes in our share price during interim periods between annual impairment tests and consider overall stock market conditions, the underlying reasons for the decline in our share price, the significance of the decline, and the duration of time that our securities have been trading at a lower value.

During each of the first and second quarters of 2023, the continued declining trend in the closing share price of our common stock, on a split-adjusted basis, suggested that the fair value of our reporting unit was more likely than not less than its carrying value. As a result, in each quarter, we performed the required interim goodwill impairment test consistent with the methodology described above and determined that the fair value of our reporting unit was more likely than not less than its carrying value. We recorded a loss on impairment of goodwill of $0.5 million in the first quarter of 2023 and an additional loss of $2.6 million, representing the remaining balance of goodwill, in the second quarter of 2023. For the year ended December 31, 2023, the aggregate loss on impairment of goodwill was $3.1 million, recognized within operating expenses in our consolidated statement of operations. As of December 31, 2023, goodwill was zero on our consolidated balance sheet.

The following table represents identifiable intangible assets and goodwill as of December 31, 2024 and 2023:

	December 31,
(in thousands)	2024	2023

Istaroxime drug candidate	$22,340	$22,340
Rostafuroxin drug candidate	1,790	2,910
Intangible assets	24,130	25,250

Acquired In-Process Research and Development Expenses

Acquired IPR&D expenses include consideration for the purchase of IPR&D through asset acquisitions and license agreements as well as payments made in connection with asset acquisitions and license agreements upon the achievement of development milestones.

We evaluate in-licensed agreements for IPR&D projects to determine if it meets the definition of a business and thus should be accounted for as a business combination. If the in-licensed agreement for IPR&D does not meet the definition of a business and the assets have not reached technological feasibility and have no alternative future use, we expense payments made under such license agreements as research and development expense in the consolidated statements of operations. In those cases, payments for milestones achieved and payments for a product license prior to regulatory approval of the product are expensed in the period incurred. Payments made in connection with regulatory and sales-based milestones are capitalized and amortized to cost of revenue.

Convertible Debt and Equity Instruments

We review the terms of convertible debt and equity instruments to determine whether there are conversion features or embedded derivative instruments including embedded conversion options that are required to be bifurcated and accounted for separately as derivative financial instruments under ASC Topic 815, Derivatives and Hedging.

In circumstances where the convertible instrument contains more than one embedded derivative instrument, including conversion options that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single compound instrument. Also, in connection with the sale of convertible debt and equity instruments, we may issue free standing warrants that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity. When convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for separately, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of the bifurcated derivative instrument. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face amount. When we issue debt securities, which bear interest at rates that are lower than market rates, we recognize a discount, which is offset against the carrying value of the debt. Such discount from the face value of the debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to income.

Derivative Financial Instruments

Derivatives are recorded on the consolidated balance sheet at fair value. The conversion features of the convertible notes are embedded derivatives and are separately valued and accounted for on the consolidated balance sheet with changes in fair value recognized during the period of change as a separate component of other income (expense). Fair values for exchange-traded securities and derivatives are based on quoted market prices. The pricing model we use for determining the fair value of non-exchange traded derivatives is the Monte Carlo Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities.

Foreign Currency Transactions

The functional currency for our foreign subsidiaries is the U.S. Dollar. We remeasure monetary assets and liabilities that are not denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from the remeasurement of foreign currency transactions are recognized in Total other income, net. Foreign currency transactions resulted in net gains of approximately $0.3 million for the year ended December 31, 2024. Foreign currency transactions for the year ended December 31, 2023 were immaterial.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including intangible assets, at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are held at domestic and foreign financial institutions and consist of liquid investments and money market funds that are readily convertible into cash.

Concentration of Credit Risk

Financial instruments, which potentially subject us to credit risk, consist principally of cash and cash equivalents. All cash and cash equivalents are held in U.S. financial institutions and money market funds. At times, we may maintain cash balances in excess of the federally insured amount of $250,000 per depositor, per insured bank, for each account ownership category. Although we currently believe that the financial institutions with whom we do business will be able to fulfill their commitments to us, there is no assurance that those institutions will be able to continue to do so. We have not experienced any credit losses associated with our balances in such accounts.

Fair Value of Financial Instruments

Our financial instruments consist principally of cash and cash equivalents and restricted cash. The fair values of our cash equivalents are based on quoted market prices. The carrying value of cash equivalents is equal to their respective fair values at December 31, 2024 and 2023, respectively. Accounts payable and accrued expenses are carried at cost, which approximates fair value because of their short maturity. The carrying value of loans payable (including current installments) approximates fair value based on a comparison of interest rates on the loan to current market rates considering our credit risk (See, “Note 5 - Fair Value Measurements” for further details).

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to ten years). Leasehold improvements are amortized over the shorter of the estimated useful lives or the remaining term of the lease. Repairs and maintenance costs are charged to expense as incurred.

Restricted Cash

Restricted cash consists principally of a deposit held by our landlord for our offices in Taipei, Taiwan.

Leases

Leases are accounted for under Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 842, Leases, or ASC 842. At the inception of an arrangement, we determine whether an arrangement is, or contains, a lease based on the unique facts and circumstances present in the arrangement. An arrangement is, or contains, a lease if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Leases with a term greater than one year are generally recognized on the balance sheet as operating lease right-of-use assets and current and non-current operating lease liabilities, as applicable. It is our policy not to recognize on the balance sheet leases with terms of 12 months or less. We typically only include the initial lease term in our assessment of a lease arrangement. Options to extend a lease are not included in our assessment unless there is reasonable certainty that we will renew.

Operating lease liabilities and their corresponding operating lease right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the right-of-use asset may be required for items such as incentives received. The interest rate implicit in our leases is typically not readily determinable. As a result, we utilize our incremental borrowing rate, which reflects the fixed rate at which we could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment.

At the inception of a contract, we assess whether the contract is, or contains, a lease. The assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether we have the right to direct the use of the asset.

We evaluate the classification of our leases as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the leased asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease. A lease is classified as an operating lease if it does not meet any of these criteria. Currently, all of our leases are classified as operating leases.

Lease cost for our operating leases is recognized on a straight-line basis over the lease term. Included in lease cost are any variable lease payments incurred in the period that are not included in the initial lease liability and lease payments incurred in the period for any leases with an initial term of 12 months or less.

Long-lived Assets

Our long-lived assets, primarily consisting of property and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, or its estimated useful life has changed significantly. When the undiscounted cash flows of an asset are less than its carrying value, an impairment is recorded and the asset is written down to estimated value. No impairment was recorded during the years ended December 31, 2024 and 2023 as management believes there are no circumstances that indicate that the carrying value of the assets will not be recoverable.

Collaborative Arrangements

We account for collaborative arrangements in accordance with applicable accounting guidance provided in ASC Topic 808, Collaborative Arrangements (See , “Note 17 - Collaboration, Licensing and Research Funding Arrangements”).

Severance

In July 2023, we entered into a separation agreement with an executive, which provided that the former employee would be entitled to receive (i) a severance amount equal to the sum of the employee’s base salary then in effect and (ii) subject to certain exceptions, a pro rata bonus commensurate with the bonus awarded to other contract executives for 2023, prorated for the number of days of the employee’s employment during 2023, and payable at the time that other contract executives are paid bonuses with respect to 2023. The severance amount related to the departure of this executive was approximately $0.5 million, which was accrued in general and administrative expense at the date of the separation, and was paid ratably through July 2024.

In June 2023, we implemented certain reductions in headcount. The total severance cost for impacted employees was approximately $0.2 million, which was accrued in research and development expense at the date of the separations and was paid ratably through December 2023.

Restructured Debt Liability – Contingent Milestone Payment

In conjunction with the November 2017 restructuring and retirement of long-term debt, we established a $15.0 million long-term liability for contingent milestone payments potentially due under the Exchange and Termination Agreement dated as of October 27, 2017, or the Milestone Agreement, between ourselves and affiliates of Deerfield Management Company L.P., or Deerfield. The liability was recorded at the full value of the contingent milestones and was to be carried at full value until the milestones were achieved and paid or the milestones were not achieved and the liability was written off as a gain on debt extinguishment.

On January 24, 2024, we and Deerfield entered into an Exchange and Termination Agreement, or the Exchange and Termination Agreement, wherein Deerfield agreed to terminate its rights to receive certain milestone payments in exchange for (i) cash in the aggregate amount of $0.2 million and (ii) an aggregate of 676 shares of our common stock, par value $0.001 per share (See, “Note 14 - Restructured Debt Liability”).

Research and Development

We account for research and development expense by the following categories: (a) direct clinical and preclinical development programs, (b) product development and manufacturing, and (c) clinical, medical, and regulatory operations. Research and development expense includes personnel, facilities, manufacturing and quality, pharmaceutical development, research, clinical, regulatory, and other preclinical and clinical activities. Research and development costs are charged to operations as incurred in accordance with Accounting Standards Codification, or ASC, Topic 730, Research and Development.

Stock-based Compensation

Stock-based compensation is accounted for under the fair value recognition provisions of ASC Topic 718, Stock Compensation, or ASC Topic 718. See, “Note 16 - Stock Options and Stock-based Employee Compensation” for a detailed description of our recognition of stock-based compensation expense. The fair value of stock option grants is recognized evenly over the vesting period of the options or over the period between the grant date and the time the option becomes non-forfeitable by the employee, whichever is shorter.

Warrant Accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC Topic 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, or ASC Topic 815, as either derivative liabilities or equity instruments depending on the specific terms of the warrant agreement.

Income Taxes

We account for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes, or ASC Topic 740, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.

We use a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not assured.

For the year ended December 31, 2024, we recorded a deferred income tax benefit of $0.2 million that relates solely to the reduction of the deferred tax liabilities as a result of the loss on impairment of intangible assets related to rostafuroxin for the year ended December 31, 2024.  This deferred income tax benefit is offset by a $0.2 million state income tax expense for the year ended December 31, 2024 related to tax on our estimated taxable income for the year, primarily due to the gain on debt extinguishment (See, “Note 20 – Income Taxes”).

Net Loss per Share Attributable to Common Stockholders

Net loss is adjusted for any deemed dividends to preferred stockholders to compute net loss attributable to common stockholders. Net loss is also adjusted for any impact to retained earnings related to the extinguishment of equity securities. The Series C preferred stock and the ELOC commitment note payable are participating securities. Accordingly, in any period in which we report net income attributable to common stockholders, basic earnings per share is computed using the “two-class” method. Under this method, net income is reduced by any dividends earned and the remaining earnings (undistributed earnings) are allocated to common stock and each series of participating securities to the extent that each participating security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to common stock is then divided by the number of outstanding shares to which the earnings are allocated to determine the earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net income per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus the effect of any other potentially dilutive securities outstanding for the period. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it assumes that the outstanding participating securities convert into common stock at the beginning of the period, or when issued if later. The Company reports the more dilutive of the approaches (two class or “if-converted”) as their diluted net income per share during the period.

For periods in which a net loss exists, basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities outstanding for the period.

As of December 31, 2024 and 2023, the number of shares of common stock potentially issuable upon the exercise of certain stock options and warrants, the vesting of restricted stock units, and the conversion of Series C preferred stock and the ELOC commitment note payable was 295,000 and 6,000 shares, respectively. For the years ended December 31, 2024 and 2023, all potentially dilutive securities were anti-dilutive and therefore have been excluded from the computation of diluted weighted-average shares of common stock outstanding.

We do not have any components of other comprehensive (loss) income.

Concentration of Suppliers

We currently obtain the APIs of our drug products from a single supplier. In addition, our drug products are produced at one contract manufacturer. These single source providers also perform various studies as well as quality control release and stability testing and other activities related to our development and manufacturing activities. At the present time these providers are located outside of the U.S. The loss of either the supplier of our APIs or our drug product contract manufacturer could have a material adverse effect on our operations.

Segment and Geographic Information

Operating segments are defined as components of an enterprise for which separate and discrete financial information is available for evaluation by the chief operating decision-maker (the “CODM”) in deciding how to allocate resources and assess performance. The Company has one reportable segment primarily focused on the research and development of cardiovascular diseases. The Company’s CODM is the Chief Executive Officer who manages the Company’s operations on a consolidated basis for the purpose of making operating decisions, assessing financial performance, and allocating resources. When evaluating the Company’s financial performance, the CODM regularly reviews the details of research and development expenses, including program-related and unallocated costs, and general and administrative costs, as part of the overall review of the Company’s consolidated net loss and cash flows as compared to prior quarters and the Company’s operating budget. This financial information assists the CODM in his decision-making process to allocate resources based on the Company’s available cash resources, as well its forecasted expenditures. This information in conjunction with his assessment of the probability of the success of the Company’s research and development activities is used to plan the timing and size of future capital raises. The measure of segment assets is reported on the balance sheet as total consolidated assets. Other segment items included in consolidated net loss consist of gain on debt extinguishment, change in fair value of common stock warrant liability, loss on impairment of goodwill, interest income, interest expense, other income, net and income tax benefit (expense) which are reflected in the consolidated statements of operations.

The Company operates primarily in the U.S and Taiwan, and as of December 31, 2024 and 2023, the Company’s long-lived assets, consisting of intangible assets of $24.1 million and $25.3 million, respectively, were located outside of the U.S.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued its final standard to improve reportable segment disclosures. This standard, issued as ASU 2023-07, amends Topic 280 by enhancing segment reporting by requiring more detailed expense information for each reportable segment. Under the guidance, public entities are required to disclose (1) significant segment expense categories and amounts as those regularly provided to the CODM for each reportable segment and how the CODM uses the reported measures of a segment’s profit or loss to assess segment performance and decide how to allocate resources; (2) the amount and composition of other segment items included in reported segment profit or loss, and (3) the CODM’s position and title. Additionally, multiple measures of a segment’s profit or loss may be reported, under certain conditions, and single reportable segment entities must apply Topic 280 in its entirety.

The update became effective for annual periods beginning after December 15, 2023. The Company adopted the ASU for the annual reporting period ended December 31, 2024, using the retrospective method. See, Segment and Geographic Information for information on the Company’s segment reporting.